VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                     SUPPLEMENT DATED SEPTEMBER 25, 2001 TO
             SUPPLEMENT DATED JUNE 1, 2001 TO MAY 1, 2001 PROSPECTUS


All references in the prospectus supplement dated September 25, 2001 to the end of the offering period for GET N shares are hereby amended. The offering period will run from June 14, 2001 through September 17, 2001.


This supplement should be retained with your prospectus.






























                                                                        09/25/01